Putnam Multi-Asset Income Fund
The fund's portfolio
11/30/23 (Unaudited)

CORPORATE BONDS AND NOTES (29.0%)(a)
		Principal amount	Value
Basic materials (2.5%)
ATI, Inc. sr. unsec. notes 7.25%, 8/15/30		$75,000	$75,352
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		135,000	130,463
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		105,000	105,607
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	130,685
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 6.50%, 8/1/30		20,000	19,978
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		40,000	38,149
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	35,325
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		70,000	69,880
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	86,450
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		110,000	108,235
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.55%, 11/15/30 (Germany)		140,000	143,562
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		198,000	201,655
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		194,000	195,710
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)		40,000	39,555
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		120,000	106,790
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		120,000	101,720
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		10,000	9,662
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		140,000	119,785
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		10,000	9,734
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	100,000	96,319
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		$200,000	161,500
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		210,000	197,593
FMG Resources August 2006 Pty, Ltd. 144A sr. unsec. notes 6.125%, 4/15/32 (Australia)		50,000	48,323
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		325,000	266,032
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	100,000	95,889
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$60,000	52,119
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		80,000	75,406
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		260,000	240,975
IHS Holding, Ltd. company guaranty sr. unsec. notes Ser. REGS, 6.25%, 11/29/28 (Nigeria)		270,000	214,650
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		55,000	46,613
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		20,000	17,000
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		100,000	89,647
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		105,000	100,054
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		35,000	22,050
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		80,000	69,384
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		90,000	75,075
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	63,702
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		90,000	89,404
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		65,000	54,283
Mercer International, Inc. 144A sr. unsec. notes 12.875%, 10/1/28 (Canada)		30,000	31,212
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		260,000	220,350
NOVA Chemicals Corp. 144A sr. notes 8.50%, 11/15/28 (Canada)		10,000	10,330
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		140,000	127,099
Pactiv Evergreen Group Issuer, LLC/Pactiv Evergreen Group Issuer, Inc. 144A sr. notes 4.375%, 10/15/28		45,000	40,894
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		90,000	69,331
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		120,000	108,677
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		105,000	93,015
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		130,000	123,078
Smyrna Ready Mix Concrete, LLC 144A sr. notes 8.875%, 11/15/31		75,000	76,125
Summit Materials, LLC/Summit Materials Finance Corp. 144A sr. unsec. notes 7.25%, 1/15/31		10,000	10,067
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		110,000	87,224
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		125,000	75,906
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		120,000	77,518
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		161,000	182,788
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	27,697
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		140,000	136,150
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		95,000	79,968

			5,381,744
Capital goods (2.2%)
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	45,937
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		80,000	68,851
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	83,760
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		$200,000	206,000
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		170,000	149,994
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		225,000	210,341
Boeing Co. (The) sr. unsec. unsub. notes 6.125%, 2/15/33		270,000	280,961
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		40,000	40,029
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 2/1/29 (Canada)		5,000	4,954
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		43,000	42,996
Bombardier, Inc. 144A sr. unsec. unsub. notes 8.75%, 11/15/30 (Canada)		35,000	35,833
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		85,000	86,692
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		60,000	64,041
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	15,135
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	155,000	165,215
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		$35,000	29,050
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		90,000	89,775
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		35,000	31,967
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		80,000	71,376
GFL Environmental, Inc. 144A sr. notes 6.75%, 1/15/31 (Canada)		25,000	25,219
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		165,000	136,130
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		50,000	49,152
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		141,000	124,256
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		300,000	289,655
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		45,000	39,977
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		120,000	100,679
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		70,000	59,308
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		260,000	243,058
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	99,251
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27		25,000	25,150
Raytheon Technologies Corp. sr. unsec. unsub. bonds 6.40%, 3/15/54		195,000	211,685
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,563
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		60,000	62,250
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		140,000	125,727
RTX Corp. sr. unsec. notes 5.15%, 2/27/33		85,000	83,487
Sensata Technologies BV 144A company guaranty sr. unsec. unsub. notes 5.875%, 9/1/30		235,000	225,515
Spirit AeroSystems, Inc. 144A company guaranty sr. notes 9.75%, 11/15/30		75,000	78,979
Spirit AeroSystems, Inc. 144A sr. unsub. notes 9.375%, 11/30/29		35,000	37,845
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		75,000	68,769
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		240,000	217,486
TransDigm, Inc. 144A company guaranty sr. notes 7.125%, 12/1/31		15,000	15,257
TransDigm, Inc. 144A sr. notes 6.875%, 12/15/30		65,000	65,081
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		290,000	290,000
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		85,000	76,940
Waste Connections, Inc. sr. unsec. notes 4.25%, 12/1/28		215,000	207,043
Waste Management, Inc. company guaranty sr. unsec. notes 4.875%, 2/15/29		160,000	160,087

			4,871,456
Communication services (2.2%)
Altice France SA 144A company guaranty sr. notes 5.50%, 10/15/29 (France)		200,000	144,305
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		145,000	119,358
American Tower Corp. sr. unsec. notes 3.125%, 1/15/27(R)		275,000	255,246
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		150,000	128,868
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		110,000	101,252
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		77,000	70,077
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		115,000	75,816
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		265,000	206,288
AT&T, Inc. sr. unsec. unsub. bonds 2.25%, 2/1/32		180,000	142,659
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		20,000	16,950
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		220,000	181,198
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		215,000	199,374
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		95,000	83,140
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 4.75%, 2/1/32		120,000	100,799
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		100,000	84,266
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		85,000	78,882
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		105,000	75,135
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		40,000	31,288
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		45,000	41,689
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		75,000	69,811
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		90,000	84,118
Crown Castle, Inc. sr. unsec. notes 4.75%, 5/15/47(R)		45,000	36,739
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	113,000
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc. 144A sr. notes 5.875%, 8/15/27		135,000	121,479
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		60,000	27,185
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		85,000	68,344
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		150,000	86,236
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		240,000	212,007
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		105,000	98,645
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	59,830
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		75,000	29,813
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 3.80%, 3/15/32 (Canada)		123,000	107,064
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		130,000	137,464
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		10,000	9,185
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		290,000	276,489
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.75%, 1/15/54		105,000	103,924
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 5.05%, 7/15/33		205,000	198,139
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		65,000	55,076
T-Mobile USA, Inc. company guaranty sr. unsec. notes 3.375%, 4/15/29		150,000	135,943
Time Warner Cable Enterprises, LLC company guaranty sr. unsub. notes 8.375%, 7/15/33		95,000	106,539
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		160,000	113,154
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		315,000	304,007
Viasat, Inc. 144A sr. unsec. notes 7.50%, 5/30/31		70,000	50,050

			4,740,831
Consumer cyclicals (4.3%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		125,000	111,104
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		160,000	151,000
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		105,000	99,435
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60		250,000	153,199
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		100,000	92,044
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		65,000	56,282
Anywhere Real Estate Group, LLC/Anywhere Co-Issuer Corp. 144A company guaranty notes 7.00%, 4/15/30		16,000	13,820
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		60,000	55,797
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		145,000	143,520
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		145,000	121,351
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.45%, 4/1/27		105,000	99,539
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		205,000	200,154
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		195,000	172,557
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		210,000	210,189
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		140,000	123,019
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		95,000	93,694
Carnival Corp. 144A company guaranty sr. notes 7.00%, 8/15/29		25,000	25,489
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		45,000	47,983
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		120,000	114,069
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		50,000	54,370
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		65,000	55,003
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		90,000	84,263
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		70,000	63,007
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		80,000	65,574
Crocs, Inc. 144A company guaranty sr. unsec. notes 4.25%, 3/15/29		50,000	43,750
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		140,000	122,724
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		125,000	112,309
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		90,000	90,450
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		216,000	188,592
Gartner, Inc. 144A company guaranty sr. unsec. notes 3.625%, 6/15/29		29,000	25,912
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		90,000	81,145
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		170,000	121,194
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		70,000	67,517
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		290,000	272,950
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		160,000	111,982
IHO Verwaltungs GmbH sr. unsub. notes Ser. REGS, 8.75%, 5/15/28 (Germany)(PIK)	EUR	100,000	116,524
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		$100,000	81,383
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		15,000	13,836
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		125,000	108,594
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		95,000	84,797
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		95,000	79,574
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		235,000	230,239
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	125,625
LGI Homes, Inc. 144A company guaranty sr. unsec. notes 8.75%, 12/15/28		100,000	102,860
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.50%, 9/1/31		15,000	15,220
Light & Wonder International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		195,000	195,488
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		70,000	69,980
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	38,000
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		85,000	71,839
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		70,000	61,633
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		60,000	53,165
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		145,000	132,313
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		120,000	108,150
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	19,897
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28		120,000	112,080
NCL Corp., Ltd. 144A company guaranty sr. notes 8.125%, 1/15/29		30,000	30,488
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		50,000	47,250
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		180,000	167,164
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		45,000	46,284
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		235,000	236,537
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	70,771
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		70,000	67,500
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. notes 7.375%, 2/15/31		60,000	61,530
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		50,000	47,145
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		40,000	36,271
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		130,000	123,680
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		65,000	62,417
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	50,929
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		115,000	122,381
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		20,000	19,456
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	18,942
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		70,000	55,293
Sabre GLBL, Inc. 144A company guaranty sr. sub. notes 8.625%, 6/1/27		80,000	66,796
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		110,000	98,450
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		115,000	109,118
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		135,000	109,231
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		105,000	96,883
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28		115,000	108,079
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		130,000	113,949
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		30,000	25,490
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		160,000	144,712
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	177,597
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		115,000	112,825
Tapestry, Inc. company guaranty sr. unsec. notes 7.85%, 11/27/33		49,000	49,764
Tapestry, Inc. company guaranty sr. unsec. notes 7.70%, 11/27/30		101,000	102,388
Taylor Morrison Communities, Inc. 144A company guaranty sr. unsec. notes 5.875%, 6/15/27		30,000	29,420
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	55,350
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	34,059
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		60,000	57,834
Univision Communications, Inc. 144A sr. notes 8.00%, 8/15/28		15,000	15,163
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		190,000	186,467
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		70,000	59,341
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		150,000	121,500
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		70,000	61,751
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		390,000	367,993
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		70,000	63,870
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		140,000	139,300
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		90,000	81,056

			9,318,608
Consumer staples (1.4%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		205,000	176,727
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		80,000	74,801
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		115,000	110,481
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		95,000	89,903
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		200,000	188,323
Ashtead Capital, Inc. 144A notes 4.00%, 5/1/28		200,000	183,976
Avis Budget Finance PLC 144A sr. unsec. notes 7.25%, 7/31/30	EUR	100,000	110,311
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		$105,000	92,306
Coty, Inc. 144A company guaranty sr. notes 4.75%, 1/15/29		75,000	69,826
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US, LLC 144A company guaranty sr. notes 6.625%, 7/15/30		45,000	45,234
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		95,000	92,544
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		15,000	13,327
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	42,192
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27		250,000	236,162
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		130,000	126,234
Hertz Corp. (The) 144A company guaranty sr. unsec. notes 5.00%, 12/1/29		110,000	84,427
JBS USA LUX SA/JBS USA Food Co./JBS Luxembourg SARL 144A company guaranty sr. unsec. bonds 6.75%, 3/15/34		190,000	190,979
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29		205,000	175,243
Kenvue, Inc. company guaranty sr. unsec. notes Ser. REGS, 4.90%, 3/22/33		353,000	349,891
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/53		64,000	61,250
Kenvue, Inc. company guaranty sr. unsec. unsub. notes Ser. REGS, 5.05%, 3/22/28		53,000	53,351
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		80,000	71,617
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		90,000	73,575
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		120,000	111,862
McCormick & Co., Inc. sr. unsec. notes 1.85%, 2/15/31		21,000	16,640
McDonald's Corp. sr. unsec. unsub. bonds Ser. MTN, 6.30%, 10/15/37		115,000	124,521
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		85,000	85,286
US Foods, Inc. 144A company guaranty sr. unsec. notes 7.25%, 1/15/32		20,000	20,463
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	46,347

			3,117,799
Energy (3.1%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		15,000	15,294
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		70,000	71,688
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		120,000	98,853
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		110,000	111,545
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		110,000	108,598
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		105,000	104,155
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29		280,000	261,212
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		220,000	181,122
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	54,645
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.625%, 11/1/30		10,000	10,357
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	46,089
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		85,000	87,972
Columbia Pipelines Operating Co., LLC 144A sr. unsec. bonds 6.544%, 11/15/53		105,000	106,900
Columbia Pipelines Operating Co., LLC 144A sr. unsec. notes 5.927%, 8/15/30		100,000	100,403
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		125,000	108,430
Diamondback Energy, Inc. company guaranty sr. unsec. notes 6.25%, 3/15/33		185,000	191,523
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		125,000	118,534
Ecopetrol SA sr. unsec. unsub. notes 6.875%, 4/29/30 (Colombia)		170,000	161,953
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		260,000	253,623
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		145,000	140,686
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		70,000	73,451
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		115,000	108,529
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		115,000	110,053
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 5.375%, 4/24/30 (Kazakhstan)		220,000	207,350
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		235,000	223,858
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		90,000	89,775
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		195,000	188,540
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		420,000	414,107
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		120,000	130,646
ONEOK, Inc. company guaranty sr. unsec. sub. bonds 6.05%, 9/1/33		40,000	40,718
ONEOK, Inc. company guaranty sr. unsec. unsub. notes 6.10%, 11/15/32		165,000	168,054
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		80,000	79,751
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28		59,000	58,821
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25		46,000	45,980
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		85,000	78,744
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		75,000	72,549
Pertamina Persero PT sr. unsec. unsub. notes Ser. REGS, 2.30%, 2/9/31 (Indonesia)		220,000	179,358
Petroleos Mexicanos company guaranty sr. unsec. notes Ser. REGS, 10.00%, 2/7/33 (Mexico)		90,000	84,042
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		70,000	63,272
Petronas Capital, Ltd. company guaranty sr. unsec. unsub. bonds Ser. REGS, 2.48%, 1/28/32 (Malaysia)		300,000	246,516
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		68,000	67,586
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29 (Canada)		50,000	47,250
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		165,000	153,210
Sitio Royalties Operating Partnership LP/Sitio Finance Corp. 144A sr. unsec. notes 7.875%, 11/1/28		80,000	80,314
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		65,000	64,151
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	92,470
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		210,000	199,114
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		125,000	112,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		195,000	180,518
Transocean Aquila, Ltd. 144A company guaranty sr. notes 8.00%, 9/30/28		20,000	20,039
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		120,000	122,400
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		85,000	88,400
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		140,000	139,209
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30		60,000	58,882
Venture Global LNG, Inc. 144A sr. notes 9.875%, 2/1/32		70,000	71,739
Venture Global LNG, Inc. 144A sr. notes 9.50%, 2/1/29		75,000	77,385
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		105,000	103,460
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	39,659
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 7.375%, 11/1/31		50,000	50,600
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		35,000	33,403

			6,799,985
Financials (5.7%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		355,000	294,258
Air Lease Corp. sr. unsec. notes Ser. MTN, 3.00%, 2/1/30		265,000	225,822
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		55,000	52,336
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		150,000	131,549
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		115,000	110,283
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		205,000	217,300
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42		205,000	155,069
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27		85,000	85,948
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		250,000	236,835
Aretec Escrow Issuer 2, Inc. 144A company guaranty sr. unsec. notes 10.00%, 8/15/30		55,000	57,291
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		75,000	63,379
Australia and New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)		245,000	189,240
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		200,000	195,439
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.551%, 2/4/28		105,000	95,658
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		570,000	480,875
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		100,000	102,501
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		65,000	58,094
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)		185,000	184,506
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		130,000	116,341
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		200,000	154,469
Capital One Financial Corp. sr. unsec. unsub. FRN 7.624%, 10/30/31		110,000	114,963
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27		190,000	177,283
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26		290,000	289,657
Citigroup, Inc. sub. unsec. bonds 6.174%, 5/25/34		64,000	63,508
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		250,000	208,875
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		125,000	114,448
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)		170,000	151,931
Deutsche Bank AG/New York, NY unsec. sub. FRB 3.729%, 1/14/32 (Germany)		200,000	157,465
EPR Properties company guaranty sr. unsec. unsub. notes 4.50%, 6/1/27(R)		47,000	43,137
Extra Space Storage LP company guaranty sr. unsec. notes 5.90%, 1/15/31(R)		255,000	255,803
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		200,000	194,273
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51		95,000	54,854
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29		150,000	151,420
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		210,000	209,796
Freedom Mortgage Corp. 144A sr. unsec. notes 12.25%, 10/1/30		20,000	21,075
Freedom Mortgage Corp. 144A sr. unsec. notes 12.00%, 10/1/28		15,000	15,806
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		160,000	152,877
General Motors Financial Co., Inc. sr. unsec. notes 6.40%, 1/9/33		130,000	133,432
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26		40,000	36,389
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26		65,000	58,586
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 6.75%, 12/1/33(R)		15,000	15,146
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26(R)		200,000	195,438
goeasy, Ltd. 144A company guaranty sr. unsec. notes 9.25%, 12/1/28 (Canada)		45,000	46,224
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		370,000	349,290
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		45,000	45,993
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		90,000	89,529
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		165,000	135,279
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)		200,000	201,377
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		160,000	111,423
Intercontinental Exchange, Inc. sr. unsec. notes 4.35%, 6/15/29		142,000	136,806
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		30,000	29,844
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		180,000	172,772
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (CME Term SOFR 3 Month + 1.26%), 6.641%, 5/15/47		110,000	93,776
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		280,000	221,632
JPMorgan Chase & Co. sr. unsec. unsub. FRN 3.782%, 2/1/28		340,000	323,685
JPMorgan Chase & Co. sr. unsec. unsub. notes 6.07%, 10/22/27		218,000	221,540
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29		15,000	13,540
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		75,000	65,298
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		120,000	110,722
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)		200,000	128,169
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28		99,000	101,274
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70		192,000	121,888
Metropolitan Life Global Funding I 144A sr. notes 2.95%, 4/9/30		325,000	280,132
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29		270,000	265,758
Morgan Stanley unsec. sub. notes Ser. GMTN, 4.35%, 9/8/26		560,000	543,247
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		39,000	39,493
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		36,000	35,976
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		90,000	78,581
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	78,657
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)		200,000	199,278
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		95,000	92,327
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		165,000	148,507
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		115,000	111,821
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		90,000	79,425
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		277,000	246,562
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		75,000	62,611
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		50,000	49,154
Toronto-Dominion Bank (The) sr. unsec. notes 4.108%, 6/8/27 (Canada)		120,000	115,410
UBS Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		250,000	230,185
UBS Group AG 144A sr. unsec. FRB 9.016%, 11/15/33 (Switzerland)		250,000	295,880
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		295,000	217,783
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		90,000	89,321
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		125,000	118,482
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		45,000	41,667
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38		250,000	263,135
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)		110,000	87,528
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		95,000	60,905

			12,575,241
Health care (2.4%)
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		115,000	98,438
Amgen, Inc. sr. unsec. unsub. bonds 5.75%, 3/2/63		375,000	366,971
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		45,000	42,160
Bausch & Lomb Escrow Corp. 144A sr. notes 8.375%, 10/1/28 (Canada)		90,000	92,025
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		115,000	106,804
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		80,000	71,200
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		155,000	138,300
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		100,000	59,000
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		75,000	74,906
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		100,000	97,577
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		110,000	111,391
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		25,000	24,785
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		75,000	74,632
HCA, Inc. company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		55,000	47,475
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25		75,000	74,560
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		110,000	104,794
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		170,000	173,431
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	179,925
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		90,000	78,012
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		190,000	168,634
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		80,000	72,397
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		160,000	149,849
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		148,000	144,305
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		208,000	202,347
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		124,000	121,723
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		110,000	105,050
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		30,000	28,388
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		345,000	293,940
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		185,000	177,478
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		275,000	267,881
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)		230,000	230,771
Thermo Fisher Scientific, Inc. sr. unsec. notes 5.00%, 1/31/29		270,000	270,472
Thermo Fisher Scientific, Inc. sr. unsec. notes 4.80%, 11/21/27		270,000	270,867
UnitedHealth Group, Inc. sr. unsec. notes 2.95%, 10/15/27		235,000	219,177
UnitedHealth Group, Inc. sr. unsec. unsub. notes 5.25%, 2/15/28		305,000	310,957
Wyeth, LLC company guaranty sr. unsec. bonds 5.95%, 4/1/37		10,000	10,553
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		148,000	141,119
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30		102,000	84,388

			5,286,682
Technology (2.7%)
Ahead DB Holdings, LLC 144A company guaranty sr. unsec. notes 6.625%, 5/1/28		50,000	42,915
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		120,000	111,940
Alteryx, Inc. 144A sr. unsec. unsub. notes 8.75%, 3/15/28		60,000	60,337
Apple, Inc. sr. unsec. bonds 3.95%, 8/8/52		292,000	242,791
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		55,000	49,994
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		80,000	68,270
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		190,000	165,545
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		40,000	34,250
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		50,000	49,938
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30		185,000	171,490
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37		520,000	476,284
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		110,000	84,048
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		55,000	54,953
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		105,000	93,962
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		120,000	107,850
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		255,000	234,824
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		55,000	47,163
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		30,000	23,550
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		150,000	131,701
Fidelity National Information Services, Inc. sr. unsec. bonds 3.10%, 3/1/41		61,000	42,667
Fidelity National Information Services, Inc. sr. unsec. notes 2.25%, 3/1/31		31,000	25,137
Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.10%, 7/15/32		51,000	50,281
Gen Digital, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		85,000	86,852
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		210,000	190,804
Marvell Technology, Inc. sr. unsec. notes 5.95%, 9/15/33		142,000	143,853
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29		143,000	144,314
Meta Platforms, Inc. sr. unsec. bonds 5.60%, 5/15/53		223,000	226,573
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		178,000	177,027
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		140,000	119,699
Micron Technology, Inc. sr. unsec. unsub. notes 5.875%, 9/15/33		270,000	270,244
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		190,000	131,195
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		284,000	247,112
NCR Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 4/15/29		140,000	128,219
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51		70,000	51,792
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		290,000	219,723
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26		225,000	207,329
RingCentral, Inc. 144A sr. unsec. notes 8.50%, 8/15/30		85,000	84,681
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		130,000	105,788
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		100,000	63,984
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		235,000	155,968
Seagate HDD Cayman company guaranty sr. unsec. notes 3.125%, 7/15/29 (Cayman Islands)		10,000	7,798
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		215,000	181,772
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		250,000	198,813
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		145,000	128,506
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		215,000	185,487
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		160,000	137,776

			5,965,199
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		120,833	118,955
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		350,000	332,442
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		80,000	71,417
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		165,000	159,086

			681,900
Utilities and power (2.2%)
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		170,000	137,186
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28		100,000	102,456
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		230,000	229,231
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		85,000	81,422
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		60,000	48,647
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		100,000	88,414
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		20,000	18,114
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		40,000	32,420
Constellation Energy Generation, LLC sr. unsec. bonds 6.50%, 10/1/53		106,000	110,829
Constellation Energy Generation, LLC sr. unsec. bonds 6.125%, 1/15/34		44,000	45,161
Duke Energy Carolinas, LLC sr. mtge. notes 4.25%, 12/15/41		85,000	70,617
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		45,000	42,000
Electricite De France SA 144A sr. unsec. unsub. bonds 4.75%, 10/13/35 (France)		225,000	199,713
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		70,000	68,044
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		310,000	250,882
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42		20,000	20,245
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		275,000	240,950
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		95,000	78,996
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		265,000	261,657
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		100,000	100,103
Eversource Energy sr. unsec. unsub. notes 5.125%, 5/15/33		220,000	212,241
Georgia Power Co. sr. unsec. unsub. notes 4.95%, 5/17/33		190,000	183,884
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		55,000	53,836
Kinder Morgan, Inc. company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		220,000	244,236
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		190,000	190,684
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		30,000	29,716
NRG Energy, Inc. 144A sr. notes 2.45%, 12/2/27		145,000	127,074
Oncor Electric Delivery Co., LLC 144A sr. bonds 4.95%, 9/15/52		280,000	254,303
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		40,000	35,284
Pacific Gas and Electric Co. sr. bonds 6.95%, 3/15/34		30,000	31,614
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32		85,000	83,032
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50		90,000	71,608
Pacific Gas and Electric Co. sr. notes 3.30%, 12/1/27		170,000	154,462
PacifiCorp sr. bonds 2.70%, 9/15/30		105,000	85,743
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		145,000	136,208
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		120,000	115,172
Sempra Energy sr. unsec. unsub. bonds 5.50%, 8/1/33		105,000	104,087
Southern Co. (The) sr. unsec. bonds 5.70%, 3/15/34		80,000	81,512
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		65,000	63,579
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		85,000	83,231
Vistra Operations Co., LLC 144A sr. bonds 6.95%, 10/15/33		245,000	250,121
Vistra Operations Co., LLC 144A sr. unsec. notes 7.75%, 10/15/31		35,000	35,820

			4,854,534

Total corporate bonds and notes (cost $63,546,868)			$63,593,979

COMMON STOCKS (27.2%)(a)
	Shares	Value
Basic materials (1.2%)
AdvanSix, Inc.	270	$7,055
American Vanguard Corp.	213	1,998
American Woodmark Corp.(NON)	171	12,380
Andersons, Inc. (The)	292	14,559
ArcelorMittal SA (France)	3,422	86,402
Arcosa, Inc.	60	4,452
Atkore, Inc.(NON)	174	22,603
Avient Corp.	100	3,435
Beacon Roofing Supply, Inc.(NON)	44	3,536
BHP Group, Ltd. (ASE Exchange) (Australia)	6,342	194,019
BHP Group, Ltd. (London Exchange) (Australia)	385	11,704
BlueScope Steel, Ltd. (Australia)	5,703	78,304
Boise Cascade Co.	218	23,827
Builders FirstSource, Inc.(NON)	183	24,542
Cie de Saint-Gobain SA (France)	2,049	133,539
Clearwater Paper Corp.(NON)	108	3,788
Commercial Metals Co.	75	3,400
Constellium SE (France)(NON)	1,132	19,697
CRH PLC (Ireland)	1,117	70,449
Dole PLC (Ireland)	391	4,500
Dow, Inc.	11,375	588,656
Fortescue, Ltd. (Australia)	8,443	139,412
Freeport-McMoRan, Inc. (Indonesia)	1,231	45,941
Frontdoor, Inc.(NON)	587	20,152
Glencore PLC (United Kingdom)	5,671	31,796
Innospec, Inc.	117	12,293
Janus International Group, Inc.(NON)	316	3,334
LightWave Logic, Inc.(NON)	1,282	5,102
Limbach Holdings, Inc.(NON)	138	5,261
LSB Industries, Inc.(NON)	395	3,385
LyondellBasell Industries NV Class A	6,576	625,378
Minerals Technologies, Inc.	63	3,946
Mueller Industries, Inc.	96	3,987
Orion Engineered Carbons SA (Luxembourg)	232	5,529
PotlatchDeltic Corp.(R)	70	3,209
PPG Industries, Inc.	346	49,129
Proto Labs, Inc.(NON)	93	3,367
Rio Tinto PLC (United Kingdom)	2,303	157,202
Rio Tinto, Ltd. (Australia)	926	76,506
Simpson Manufacturing Co., Inc.	72	12,022
Standex International Corp.	29	3,881
Sterling Construction Co., Inc.(NON)	268	17,021
Tronox Holdings PLC Class A	1,272	16,218
Tutor Perini Corp.(NON)	321	2,687
UFP Industries, Inc.	257	28,175
Weyerhaeuser Co.(R)	1,390	43,577
Worthington Industries, Inc.	96	6,883

		2,638,238
Capital goods (0.8%)
A.O. Smith Corp.	606	45,668
Adient PLC(NON)	110	3,542
Alamo Group, Inc.	21	3,858
Albany International Corp. Class A	50	4,291
Allison Transmission Holdings, Inc.	866	46,314
American Axle & Manufacturing Holdings, Inc.(NON)	1,708	11,888
Applied Industrial Technologies, Inc.	111	17,768
Argan, Inc.	74	3,451
Astronics Corp.(NON)	250	3,713
Belden, Inc.	101	6,710
Canon, Inc. (Japan)	400	10,271
Caterpillar, Inc.	178	44,628
Columbus McKinnon Corp./NY	96	3,352
Comfort Systems USA, Inc.	26	5,033
Cummins, Inc.	213	47,746
Emerson Electric Co.	502	44,628
Encore Wire Corp.	71	13,085
Enviri Corp.(NON)	558	3,292
Franklin Electric Co., Inc.	48	4,272
GEA Group AG (Germany)	349	12,819
Gentex Corp.	1,500	45,615
Gentherm, Inc.(NON)	78	3,582
GrafTech International, Ltd.	2,717	6,711
Hillenbrand, Inc.	146	5,656
Hitachi, Ltd. (Japan)	1,000	69,371
Hyster-Yale Materials Handling, Inc.	130	6,197
Interface, Inc.	370	3,741
Johnson Controls International PLC	915	48,312
Komatsu, Ltd. (Japan)	4,200	106,856
Kone Oyj Class B (Finland)	1,088	48,463
L3Harris Technologies, Inc.	242	46,176
Leggett & Platt, Inc.	1,931	44,162
LKQ Corp.	1,075	47,870
Lockheed Martin Corp.	102	45,673
MYR Group, Inc.(NON)	32	3,981
nLight, Inc.(NON)	259	3,424
O-I Glass, Inc.(NON)	990	14,612
Parker Hannifin Corp.	113	48,949
Powell Industries, Inc.	85	7,069
Republic Services, Inc.	289	46,772
Ryerson Holding Corp.	443	13,720
Shyft Group, Inc. (The)	294	3,255
Standard Motor Products, Inc.	48	1,727
Stoneridge, Inc.(NON)	185	2,960
Tennant Co.	21	1,798
Terex Corp.	389	19,256
Titan International, Inc.(NON)	369	4,823
Vertiv Holdings Co.	14,666	640,318
Vinci SA (France)	1,250	153,037
Watts Water Technologies, Inc. Class A	130	25,026

		1,855,441
Communication services (0.8%)
AT&T, Inc.	44,712	740,878
Comcast Corp. Class A	2,828	118,465
Crown Castle, Inc.(R)	5,099	598,011
KDDI Corp. (Japan)	3,200	99,825
Liberty Latin America, Ltd. Class C (Chile)(NON)	851	5,812
Preformed Line Products Co.	26	3,240
Verizon Communications, Inc.	3,460	132,622
Vodafone Group PLC (United Kingdom)	118,694	107,118

		1,805,971
Conglomerates (0.6%)
3M Co.	7,685	761,353
AMETEK, Inc.	294	45,638
Marubeni Corp. (Japan)	7,300	113,592
Mitsubishi Corp. (Japan)	2,900	134,692
Mitsui & Co., Ltd. (Japan)	3,600	130,927
SPX Technologies, Inc.(NON)	150	12,797

		1,198,999
Consumer cyclicals (3.6%)
AAON, Inc.	58	3,631
Aaron's Co., Inc. (The)	877	7,726
Amazon.com, Inc.(NON)	6,525	953,237
Apogee Enterprises, Inc.	213	9,606
Aristocrat Leisure, Ltd. (Australia)	2,222	59,594
Arrowhead Pharmaceuticals, Inc.(NON)	189	4,007
Automatic Data Processing, Inc.	3,138	721,489
Barrett Business Services, Inc.	39	4,288
Bayerische Motoren Werke AG (Germany)	1,180	122,769
Beazer Homes USA, Inc.(NON)	619	16,286
Best Buy Co., Inc.	1,848	131,097
Blue Bird Corp.(NON)	232	4,427
BlueLinx Holdings, Inc.(NON)	97	8,521
Booking Holdings, Inc.(NON)	18	56,263
Buckle, Inc. (The)	105	4,049
Caleres, Inc.	540	16,394
Cimpress PLC (Ireland)(NON)	181	12,759
Dana, Inc.	281	3,712
Dillard's, Inc. Class A	57	19,784
DraftKings, Inc. Class A(NON)	7,312	279,611
Expedia Group, Inc.(NON)	388	52,838
Ford Motor Co.	53,178	545,606
Forestar Group, Inc.(NON)	277	8,457
Franklin Covey Co.(NON)	50	1,944
Gap, Inc. (The)	4,754	95,413
General Motors Co.	1,705	53,878
Genuine Parts Co.	315	41,826
GMS, Inc.(NON)	321	21,712
Golden Entertainment, Inc.	171	6,094
Goodyear Tire & Rubber Co. (The)(NON)	291	4,042
Green Dot Corp. Class A(NON)	214	1,716
H & M Hennes & Mauritz AB Class B (Sweden)	5,960	95,378
Hermes International (France)	9	18,696
Hilton Worldwide Holdings, Inc.	264	44,225
Home Depot, Inc. (The)	148	46,397
Hovnanian Enterprises, Inc. Class A(NON)	83	7,503
Huron Consulting Group, Inc.(NON)	42	4,375
Industria de Diseno Textil SA (Spain)	3,475	143,420
Informa PLC (United Kingdom)	2,747	25,792
International Game Technology PLC	768	20,529
J. Jill, Inc.(NON)	67	1,977
JAKKS Pacific, Inc.(NON)	112	3,297
JD Sports Fashion PLC (United Kingdom)	62,060	123,135
JELD-WEN Holding, Inc.(NON)	849	13,567
KB Home	82	4,272
Kimberly-Clark Corp.	376	46,522
La Francaise des Jeux SAEM (France)	1,892	68,520
Laureate Education, Inc.	1,345	17,660
Lennar Corp. Class B	2,566	294,423
Light & Wonder, Inc.(NON)	330	29,179
LiveRamp Holdings, Inc.(NON)	600	19,896
Lowe's Cos., Inc.	226	44,936
LVMH Moet Hennessy Louis Vuitton SA (France)	47	34,881
M/I Homes, Inc.(NON)	209	22,052
Macy's, Inc.	3,502	55,542
Masonite International Corp.(NON)	60	5,331
MasterCraft Boat Holdings, Inc.(NON)	168	3,360
Mercedes-Benz Group AG (Germany)	1,987	128,876
Modine Manufacturing Co.(NON)	421	20,713
Monarch Casino & Resort, Inc.	53	3,333
Movado Group, Inc.	128	3,347
Netflix, Inc.(NON)	106	50,241
Nike, Inc. Class B	426	46,975
Nintendo Co., Ltd. (Japan)	3,000	139,862
Owens Corning	363	49,216
PGT Innovations, Inc.(NON)	172	5,537
PROG Holdings, Inc.(NON)	344	9,377
Publicis Groupe SA (France)	1,368	116,076
PulteGroup, Inc.	557	49,250
Red Rock Resorts, Inc. Class A	415	18,480
Ross Stores, Inc.	5,961	777,195
Ryman Hospitality Properties, Inc.(R)	263	26,392
Signet Jewelers, Ltd.	280	23,010
Sinclair, Inc.	332	4,187
Skyline Champion Corp.(NON)	63	3,792
SP Plus Corp.(NON)	107	5,473
Stellantis NV (Italy)	6,497	140,942
StoneCo., Ltd. Class A (Brazil)(NON)	1,453	22,667
Subaru Corp. (Japan)	1,300	22,982
Tapestry, Inc.	1,747	55,327
Taylor Wimpey PLC (United Kingdom)	12,864	21,124
Tesla, Inc.(NON)	182	43,695
TJX Cos., Inc. (The)	2,591	228,293
Toll Brothers, Inc.	2,468	211,977
Toyota Motor Corp. (Japan)	1,500	28,273
Trane Technologies PLC	208	46,885
Travel + Leisure Co.	1,245	44,372
TRI Pointe Homes, Inc.(NON)	737	21,506
TuSimple Holdings, Inc. Class A(NON)	2,722	2,316
Universal Music Group NV (Netherlands)	1,411	37,338
USS Co., Ltd. (Japan)	1,500	29,270
Vail Resorts, Inc.	200	43,462
Visteon Corp.(NON)	186	22,073
Volkswagen AG (Preference) (Germany)	895	103,575
Walmart, Inc.	4,173	649,694
Whirlpool Corp.	410	44,649

		7,769,393
Consumer staples (2.1%)
ACCO Brands Corp.	709	3,814
Brink's Co. (The)	249	19,646
British American Tobacco PLC (United Kingdom)	4,596	146,249
Cal-Maine Foods, Inc.	74	3,546
Cargurus, Inc.(NON)	694	15,004
Carrols Restaurant Group, Inc.(NON)	623	4,704
CK Hutchison Holdings, Ltd. (Hong Kong)	19,000	95,227
Coca-Cola Co. (The)	13,744	803,199
Coca-Cola Consolidated, Inc.	33	24,239
CoreCivic, Inc.(NON)	385	5,571
Coursera, Inc.(NON)	328	6,478
Dave & Buster's Entertainment, Inc.(NON)	89	3,653
DoorDash, Inc. Class A(NON)	798	74,996
Eventbrite, Inc. Class A(NON)	463	3,264
First Watch Restaurant Group, Inc.(NON)	205	3,706
Heidrick & Struggles International, Inc.	227	6,170
Hudson Technologies, Inc.(NON)	409	5,051
Imperial Brands PLC (United Kingdom)	5,236	122,251
Ingles Markets, Inc. Class A	90	7,346
Insperity, Inc.	34	3,868
Inter Parfums, Inc.	152	19,024
ITOCHU Corp. (Japan)	3,400	131,588
Itron, Inc.(NON)	323	21,764
J.M. Smucker Co. (The)	2	219
Japan Tobacco, Inc. (Japan)	5,200	133,314
John B. Sanfilippo & Son, Inc.	48	4,418
Kenvue, Inc.	2,301	47,032
Keurig Dr Pepper, Inc.	1,459	46,061
Koninklijke Ahold Delhaize NV (Netherlands)	4,026	116,430
Korn Ferry	335	17,333
Kraft Heinz Co. (The)	1,522	53,437
McDonald's Corp.	194	54,677
Molson Coors Beverage Co. Class B	777	47,817
Mondelez International, Inc. Class A	642	45,621
Nestle SA (Switzerland)	932	106,090
PepsiCo, Inc.	280	47,121
Perdoceo Education Corp.	561	9,773
Philip Morris International, Inc.	8,646	807,191
Procter & Gamble Co. (The)	1,348	206,945
Reckitt Benckiser Group PLC (United Kingdom)	1,873	127,899
Resideo Technologies, Inc.(NON)	250	4,108
Resources Connection, Inc.	231	3,142
Sally Beauty Holdings, Inc.(NON)	433	4,187
Simply Good Foods Co. (The)(NON)	350	13,559
Starbucks Corp.	487	48,359
Sumitomo Corp. (Japan)	5,500	115,001
Sysco Corp.	324	23,383
Toyota Tsusho Corp. (Japan)	100	5,524
Turning Point Brands, Inc.	126	2,877
Uber Technologies, Inc.(NON)	14,638	825,290
Unilever PLC (United Kingdom)	3,747	178,526
United Natural Foods, Inc.(NON)	250	3,638
Upwork, Inc.(NON)	1,370	19,303
USANA Health Sciences, Inc.(NON)	75	3,545
Vector Group, Ltd.	454	4,862
ZOZO, Inc. (Japan)	2,000	42,156

		4,699,196
Energy (1.4%)
Alpha Metallurgical Resources, Inc.	88	24,689
Amplify Energy Corp.(NON)	523	3,211
Antero Midstream Corp.	3,544	47,206
Arch Resources, Inc.	62	10,290
California Resources Corp.	404	20,689
Chevron Corp.	796	114,306
CONSOL Energy, Inc.	223	23,787
Devon Energy Corp.	7,038	316,499
DMC Global, Inc.(NON)	207	3,302
Equinor ASA (Norway)	2,662	85,191
Exxon Mobil Corp.	8,451	868,256
FutureFuel Corp.	478	2,839
Golar LNG, Ltd. (Norway)	748	16,104
Marathon Oil Corp.	1,868	47,503
Marathon Petroleum Corp.	3,402	507,544
Murphy Oil Corp.	76	3,251
Nabors Industries, Ltd.(NON)	60	5,209
Newpark Resources, Inc.(NON)	576	4,003
Norsk Hydro ASA (Norway)	12,772	74,095
NOW, Inc.(NON)	1,133	11,296
Oceaneering International, Inc.(NON)	172	3,554
OMV AG (Austria)	2,189	93,241
ONEOK, Inc.	664	45,716
Par Pacific Holdings, Inc.(NON)	606	20,768
PBF Energy, Inc. Class A	553	24,553
Peabody Energy Corp.	181	4,315
Phillips 66	396	51,040
Repsol SA (Spain)	4,994	76,656
Shell PLC (United Kingdom)	1,583	51,307
SM Energy Co.	517	19,362
SunCoke Energy, Inc.	751	6,992
Thermon Group Holdings, Inc.(NON)	239	7,206
US Silica Holdings, Inc.(NON)	1,276	14,393
Valero Energy Corp.	2,290	287,074
W&T Offshore, Inc.(NON)	884	2,953
Warrior Met Coal, Inc.	420	23,507
Weatherford International PLC(NON)	277	25,121
Woodside Energy Group, Ltd. (Australia)	5,596	114,624

		3,061,652
Financials (4.2%)
3i Group PLC (United Kingdom)	4,552	128,620
AGNC Investment Corp.(R)	5,128	45,229
AIB Group PLC (Ireland)	1,125	5,223
Alexander & Baldwin, Inc.(R)	458	7,672
Allianz SE (Germany)	552	138,538
Ally Financial, Inc.	2,852	83,335
Amalgamated Financial Corp.	169	3,549
American Assets Trust, Inc.(R)	184	3,706
American Equity Investment Life Holding Co.	421	23,222
American Express Co.	284	48,499
American International Group, Inc.	842	55,412
Ameriprise Financial, Inc.	136	48,077
Amundi SA (France)	1,624	100,028
Anywhere Real Estate, Inc.(NON)	1,813	9,754
Apartment Income REIT Corp.(R)	1,535	47,769
Apple Hospitality REIT, Inc.(R)	527	8,785
Armada Hoffler Properties, Inc.(R)	415	4,557
Associated Banc-Corp.	201	3,566
Aviva PLC (United Kingdom)	3,366	17,754
AXA SA (France)	4,556	141,938
Axis Capital Holdings, Ltd.	856	48,227
Axos Financial, Inc.(NON)	532	20,360
Banco Bilbao Vizcaya Argentaria SA (Spain)	16,096	149,659
Banco Latinoamericano de Comercio Exterior SA (Panama)	150	3,656
Bank Hapoalim MB (Israel)	14,119	119,455
Bank of America Corp.	1,623	49,485
Bank of New York Mellon Corp. (The)	924	44,648
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	193	5,352
Banner Corp.	342	15,438
Barratt Developments PLC (United Kingdom)	7,074	46,010
Berkshire Hathaway, Inc. Class B(NON)	124	44,640
BGC Group, Inc. Class A	3,163	20,560
Bread Financial Holdings, Inc.	552	15,511
BrightSpire Capital, Inc.(R)	1,336	9,071
Brixmor Property Group, Inc.(R)	2,094	45,063
Broadstone Net Lease, Inc.(R)	242	3,872
Capital One Financial Corp.	420	46,897
Cathay General Bancorp	449	16,469
Centerspace(R)	150	8,001
Central Pacific Financial Corp.	346	6,079
Citigroup, Inc.	9,278	427,716
CNA Financial Corp.	3,565	150,193
CNO Financial Group, Inc.	836	22,154
ConnectOne Bancorp, Inc.	253	4,974
COPT Defense Properties(R)	147	3,557
Corebridge Financial, Inc.	24,285	510,714
Credit Agricole SA (France)	8,579	112,364
CrossFirst Bankshares, Inc.(NON)	178	1,997
Cushman & Wakefield PLC(NON)	992	8,144
Customers Bancorp, Inc.(NON)	381	17,172
DBS Group Holdings, Ltd. (Singapore)	2,000	47,455
Discover Financial Services	493	45,849
DNB Bank ASA (Norway)	366	6,971
East West Bancorp, Inc.	838	52,727
Eastern Bankshares, Inc.	303	3,624
Elme Communities(R)	127	1,669
Employers Holdings, Inc.	110	4,214
Enova International, Inc.(NON)	113	4,656
Enterprise Financial Services Corp.	259	10,155
EPR Properties(R)	1,077	48,056
Equitable Holdings, Inc.	2,299	70,556
Equity Residential(R)	828	47,064
Erste Group Bank AG (Czech Republic)	393	15,890
Essent Group, Ltd.	497	24,025
Essential Properties Realty Trust, Inc.(R)	166	3,943
FB Financial Corp.	223	7,484
Fifth Third Bancorp	1,610	46,610
First BanCorp/Puerto Rico (Puerto Rico)	1,421	21,315
First Financial Corp./IN	95	3,634
Genworth Financial, Inc. Class A(NON)	3,668	21,605
Goldman Sachs Group, Inc. (The)	141	48,157
Granite Point Mortgage Trust, Inc.(R)	734	4,037
Hancock Whitney Corp.	435	17,944
Hanmi Financial Corp.	312	5,192
Healthpeak Properties, Inc.(R)	2,534	43,889
Heartland Financial USA, Inc.	293	9,062
Heritage Commerce Corp.	420	3,566
Hilltop Holdings, Inc.	145	4,270
Hope Bancorp, Inc.	925	9,065
Horace Mann Educators Corp.	365	12,213
HSBC Holdings PLC (United Kingdom)	867	6,611
Huntington Bancshares, Inc./OH	4,202	47,315
Independent Bank Corp./MI	151	3,265
International Bancshares Corp.	98	4,397
Intesa Sanpaolo SpA (Italy)	35,046	100,867
Invesco, Ltd.	3,458	49,346
Investor AB Class B (Sweden)	6,028	125,322
Jackson Financial, Inc. Class A	511	24,390
Janus Henderson Group PLC (United Kingdom)	1,746	45,728
JPMorgan Chase & Co.	6,252	975,812
Julius Baer Group, Ltd. (Switzerland)	1,446	73,261
Kennedy-Wilson Holdings, Inc.	1,243	14,108
Kilroy Realty Corp.	1,491	49,173
Kimco Realty Corp.	2,441	47,160
Kite Realty Group Trust(R)	276	5,829
Ladder Capital Corp.(R)	349	3,912
Lincoln National Corp.	2,007	47,726
M&G PLC (United Kingdom)	41,463	109,870
MetLife, Inc.	7,657	487,215
MFA Financial, Inc.(R)	630	6,804
MGIC Investment Corp.	2,483	43,676
Mid-America Apartment Communities, Inc.(R)	365	45,435
Mr. Cooper Group, Inc.(NON)	390	23,603
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	39	16,589
National Bank Holdings Corp. Class A	119	3,928
National Health Investors, Inc.(R)	203	11,015
National Retail Properties, Inc.	1,715	69,663
Navient Corp.	1,125	19,271
NMI Holdings, Inc. Class A(NON)	126	3,465
NN Group NV (Netherlands)	751	28,557
Nordea Bank ABP (Finland)	10,928	122,073
NU Holdings, Ltd./Cayman Islands Class A (Brazil)(NON)	5,915	48,148
OceanFirst Financial Corp.	262	3,631
OFG Bancorp (Puerto Rico)	345	11,578
OneMain Holdings, Inc.	1,198	50,675
ORIX Corp. (Japan)	800	14,561
Oversea-Chinese Banking Corp., Ltd. (Singapore)	5,700	53,434
Pathward Financial, Inc.	295	14,629
PennyMac Financial Services, Inc.	114	8,868
Piedmont Office Realty Trust, Inc. Class A(R)	722	4,491
PNC Financial Services Group, Inc. (The)	363	48,627
Preferred Bank/Los Angeles CA	138	8,505
Premier Financial Corp.	212	4,234
Prudential Financial, Inc.	507	49,574
Public Storage(R)	189	48,906
QCR Holdings, Inc.	82	4,074
Reinsurance Group of America, Inc.	309	50,386
Retail Opportunity Investments Corp.(R)	885	11,390
Rithm Capital Corp.(R)	68,313	709,089
RLJ Lodging Trust(R)	341	3,645
RMR Group, Inc. (The) Class A	128	3,050
S&T Bancorp, Inc.	131	3,667
Sekisui House, Ltd. (Japan)	1,000	20,430
Service Properties Trust(R)	484	3,461
Simon Property Group, Inc.(R)	4,704	587,483
SiriusPoint, Ltd. (Bermuda)(NON)	391	4,176
SITE Centers Corp.(R)	283	3,733
SLM Corp.	3,191	47,961
State Street Corp.	661	48,134
Stockland (Australia)	31,322	85,475
StoneX Group, Inc.(NON)	205	12,532
Sunstone Hotel Investors, Inc.(R)	1,994	19,701
Swiss Re AG (Switzerland)	1,121	132,263
Synchrony Financial	5,154	166,783
Tanger, Inc.(R)	151	3,769
Taylor Morrison Home Corp.(NON)	548	24,715
Terreno Realty Corp.(R)	57	3,255
TPG RE Finance Trust, Inc.(R)	606	3,581
Truist Financial Corp.	2,370	76,172
TrustCo Bank Corp. NY	123	3,301
Trustmark Corp.	154	3,528
U.S. Bancorp	1,198	45,668
UDR, Inc.(R)	1,307	43,654
UMB Financial Corp.	52	3,726
United Overseas Bank, Ltd. (Singapore)	5,000	101,742
Universal Insurance Holdings, Inc.	254	4,308
Unum Group	991	42,613
Urban Edge Properties(R)	1,194	20,000
Virtu Financial, Inc. Class A	2,819	50,686
Virtus Investment Partners, Inc.	50	9,781
Wells Fargo & Co.	7,017	312,888
WesBanco, Inc.	184	4,898
Westamerica Bancorp	272	13,793
Whitestone REIT(R)	384	4,209
Xenia Hotels & Resorts, Inc.(R)	141	1,722

		9,228,257
Health care (3.2%)
Abbott Laboratories	2,788	290,761
AbbVie, Inc.	6,826	971,954
ACADIA Pharmaceuticals, Inc.(NON)	924	20,587
Adaptive Biotechnologies Corp.(NON)	1,903	8,335
Addus HomeCare Corp.(NON)	43	3,750
Agenus, Inc.	3,129	2,432
Alkermes PLC(NON)	760	18,346
American Well Corp. Class A(NON)	2,147	2,727
Amgen, Inc.	178	47,996
AMN Healthcare Services, Inc.(NON)	59	4,000
Amneal Pharmaceuticals, Inc.(NON)	1,639	7,064
AngioDynamics, Inc.(NON)	502	3,278
Arcellx, Inc.(NON)	396	20,802
Arcturus Therapeutics Holdings, Inc.(NON)	596	14,268
Arvinas, Inc.(NON)	728	15,994
AstraZeneca PLC (United Kingdom)	291	37,234
AtriCure, Inc.(NON)	344	12,205
Avanos Medical, Inc.(NON)	293	6,314
Biohaven, Ltd.(NON)	652	21,725
Bristol-Myers Squibb Co.	15,705	775,513
Butterfly Network, Inc.(NON)	3,039	2,894
Cardinal Health, Inc.	6,872	735,854
Castle Biosciences, Inc.(NON)	246	4,918
Catalyst Pharmaceuticals, Inc.(NON)	269	3,882
Cigna Group (The)	170	44,690
Cogent Biosciences, Inc.(NON)	504	3,866
Corcept Therapeutics, Inc.(NON)	238	6,062
Cullinan Oncology, Inc.(NON)	225	1,843
CVS Health Corp.	7,303	496,239
Dyne Therapeutics, Inc.(NON)	399	4,421
Elevance Health, Inc.	119	57,059
Eli Lilly and Co.	83	49,056
Enanta Pharmaceuticals, Inc.(NON)	400	3,736
Fate Therapeutics, Inc.(NON)	2,481	6,178
Fulgent Genetics, Inc.(NON)	250	6,895
Genelux Corp.(NON)	214	2,547
Glaukos Corp.(NON)	103	6,581
GlaxoSmithKline PLC (United Kingdom)	8,156	146,691
Health Catalyst, Inc.(NON)	728	5,227
HealthEquity, Inc.(NON)	62	4,155
Humana, Inc.	91	44,122
Immunovant, Inc.(NON)	50	1,957
Inari Medical, Inc.(NON)	65	3,880
Ipsen SA (France)	814	91,909
Johnson & Johnson	295	45,625
Keros Therapeutics, Inc.(NON)	108	3,277
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	401	6,484
Lantheus Holdings, Inc.(NON)	290	20,770
Ligand Pharmaceuticals, Inc.(NON)	59	3,440
LivaNova PLC (United Kingdom)(NON)	322	14,442
MacroGenics, Inc.(NON)	702	5,763
McKesson Corp.	104	48,938
Medtronic PLC	598	47,403
Merck & Co., Inc.	9,424	965,772
MiMedx Group, Inc.(NON)	845	6,566
Mural Oncology PLC (Ireland)(NON)	76	274
Nevro Corp.(NON)	226	3,914
Novartis AG (Switzerland)	2,362	230,965
Novavax, Inc.(NON)	1,949	10,720
Novo Nordisk A/S Class B (Denmark)	2,935	298,755
Nurix Therapeutics, Inc.(NON)	625	3,888
Nuvation Bio, Inc.(NON)	1,543	1,913
Ono Pharmaceutical Co., Ltd. (Japan)	1,000	18,353
Option Care Health, Inc.(NON)	661	19,665
OraSure Technologies, Inc.(NON)	978	7,159
Orthofix Medical, Inc. (Netherlands)(NON)	329	3,635
Pacific Biosciences of California, Inc.(NON)	487	4,130
PetIQ, Inc.(NON)	471	8,205
Pfizer, Inc.	17,667	538,313
PTC Therapeutics, Inc.(NON)	453	10,428
Quanterix Corp.(NON)	321	7,694
RadNet, Inc.(NON)	245	8,141
RAPT Therapeutics, Inc.(NON)	276	4,008
Roche Holding AG (Switzerland)	824	222,363
Sabra Health Care REIT, Inc.(R)	965	14,089
SANOFI SA (France)	1,659	154,536
Schrodinger, Inc.(NON)	130	4,042
Select Medical Holdings Corp.	547	12,362
Shionogi & Co., Ltd. (Japan)	1,800	84,719
SI-BONE, Inc.(NON)	210	3,982
Sonic Healthcare, Ltd. (Australia)	1,545	29,778
STAAR Surgical Co.(NON)	247	7,746
Surmodics, Inc.(NON)	106	3,479
Takeda Pharmaceutical Co., Ltd. (Japan)	2,000	56,185
TG Therapeutics, Inc.(NON)	415	5,316
UnitedHealth Group, Inc.	96	53,085
Veradigm, Inc.(NON)	1,117	12,823
Viatris, Inc.	4,831	44,349
Vir Biotechnology, Inc.(NON)	358	3,397
Voyager Therapeutics, Inc.(NON)	581	4,218
Zymeworks, Inc.(NON)	704	6,244

		7,091,300
Technology (8.1%)
8x8, Inc.(NON)	1,143	3,532
A10 Networks, Inc.	1,006	12,565
Adeia, Inc.	969	8,905
Adobe, Inc.(NON)	80	48,881
Agilysys, Inc.(NON)	120	10,331
Allied Motion Technologies, Inc.	89	2,321
Alphabet, Inc. Class A(NON)	15,101	2,001,336
Ambarella, Inc.(NON)	66	3,875
Amplitude, Inc. Class A(NON)	360	3,834
AppFolio, Inc. Class A(NON)	21	3,974
Apple, Inc.	19,749	3,751,323
Applied Materials, Inc.	313	46,881
ASML Holding NV (Netherlands)	108	73,529
Atlassian Corp. Class A(NON)	272	51,938
Autodesk, Inc.(NON)	209	45,652
Axcelis Technologies, Inc.(NON)	145	18,021
Bandwidth, Inc. Class A(NON)	449	4,930
Broadcom, Inc.	1,120	1,036,818
Cadence Design Systems, Inc.(NON)	218	59,573
Calix, Inc.(NON)	441	17,018
CEVA, Inc.(NON)	174	3,786
Cisco Systems, Inc.	16,381	792,513
CommVault Systems, Inc.(NON)	301	22,148
CSG Systems International, Inc.	237	11,658
DocuSign, Inc.(NON)	1,094	47,151
Domo, Inc. Class B(NON)	880	8,351
eBay, Inc.	15,013	615,683
EnerSys	38	3,362
Enfusion, Inc. Class A(NON)	373	3,816
ESCO Technologies, Inc.	62	6,509
Extreme Networks, Inc.(NON)	872	14,074
Fidelity National Information Services, Inc.	861	50,489
Fujitsu, Ltd. (Japan)	900	128,207
Garmin, Ltd.	384	46,940
HealthStream, Inc.	170	4,250
HubSpot, Inc.(NON)	100	49,393
Intapp, Inc.(NON)	444	16,650
Integral Ad Science Holding Corp.(NON)	861	12,562
Intuit, Inc.	97	55,432
KLA Corp.	96	52,284
Lam Research Corp.	74	52,978
Leidos Holdings, Inc.	437	46,899
MaxLinear, Inc. Class A(NON)	549	10,283
Meta Platforms, Inc. Class A(NON)	4,452	1,456,472
Microsoft Corp.	7,365	2,790,672
NEC Corp. (Japan)	2,100	116,714
NetApp, Inc.	571	52,184
NetScout Systems, Inc.(NON)	172	3,454
Nexon Co., Ltd. (Japan)	1,500	32,355
NVIDIA Corp.	3,921	1,833,852
Otsuka Corp. (Japan)	2,600	105,834
PDF Solutions, Inc.(NON)	113	3,389
Pegasystems, Inc.	863	44,859
Photronics, Inc.(NON)	163	3,444
Phreesia, Inc.(NON)	521	8,029
Pinterest, Inc. Class A(NON)	3,309	112,738
PlayAGS, Inc.(NON)	464	3,550
PROS Holdings, Inc.(NON)	331	12,098
Pure Storage, Inc. Class A(NON)	1,205	40,139
Q2 Holdings, Inc.(NON)	120	4,262
Qualcomm, Inc.	6,551	845,407
Qualys, Inc.(NON)	152	28,096
Rambus, Inc.(NON)	401	27,136
Rapid7, Inc.(NON)	407	22,039
Roku, Inc.(NON)	256	26,675
Salesforce, Inc.(NON)	205	51,640
Sapiens International Corp. NV (Israel)	243	6,252
SCSK Corp. (Japan)	6,200	113,913
ServiceNow, Inc.(NON)	83	56,916
Shimadzu Corp. (Japan)	300	7,760
Smartsheet, Inc. Class A(NON)	1,048	44,414
Snowflake, Inc. Class A(NON)	276	51,800
SolarWinds Corp.(NON)	526	6,096
Spotify Technology SA (Sweden)(NON)	261	48,314
Square Enix Holdings Co., Ltd. (Japan)	1,100	38,076
Squarespace, Inc. Class A(NON)	627	17,575
STMicroelectronics NV (France)	1,321	62,883
Super Micro Computer, Inc.(NON)	120	32,816
Synaptics, Inc.(NON)	86	8,707
TIS, Inc. (Japan)	300	6,327
TTM Technologies, Inc.(NON)	680	10,207
Unisys Corp.(NON)	867	4,153
Viavi Solutions, Inc.(NON)	395	3,192
Vimeo, Inc.(NON)	1,689	5,945
Vishay Intertechnology, Inc.	195	4,335
Weave Communications, Inc.(NON)	664	6,268
Western Union Co. (The)	34,513	401,386
Xerox Holdings Corp.	248	3,470
Yext, Inc.(NON)	1,577	10,456

		17,836,954
Transportation (0.4%)
A.P. Moeller-Maersck A/S Class B (Denmark)	61	96,251
ArcBest Corp.	123	14,660
Ardmore Shipping Corp. (Ireland)	345	4,692
Arlo Technologies, Inc.(NON)	949	8,626
CSX Corp.	1,448	46,770
Daseke, Inc.(NON)	490	2,146
Deutsche Post AG (Germany)	1,649	77,232
FedEx Corp.	174	45,036
Hub Group, Inc. Class A(NON)	162	12,239
International Seaways, Inc.	68	3,104
Kuehne + Nagel International AG (Switzerland)	333	96,389
Matson, Inc.	238	22,793
Nippon Yusen (Japan)	3,800	101,856
Norfolk Southern Corp.	108	23,561
Scorpio Tankers, Inc.	355	19,486
SITC International Holdings Co., Ltd. (Hong Kong)	50,000	75,532
SkyWest, Inc.(NON)	328	15,508
Teekay Corp. (Bermuda)(NON)	841	5,803
Teekay Tankers, Ltd. Class A (Canada)	341	16,944
Union Pacific Corp.	211	47,532
United Parcel Service, Inc. Class B	312	47,302

		783,462
Utilities and power (0.8%)
ALLETE, Inc.	394	21,859
American Electric Power Co., Inc.	574	45,662
Black Hills Corp.	65	3,353
Centrica PLC (United Kingdom)	41,358	77,952
Chesapeake Utilities Corp.	38	3,633
Dominion Energy, Inc.	979	44,388
Duke Energy Corp.	523	48,262
E.ON SE (Germany)	9,675	125,672
Edison International	750	50,243
Endesa SA (Spain)	1,091	22,792
Enel SpA (Italy)	20,765	147,051
ENGIE SA (France)	2,818	48,854
Glow Energy PCL (Thailand)(NON)(F)	35,800	10
Hawaiian Electric Industries, Inc.	3,356	40,910
Kinder Morgan, Inc.	2,786	48,950
National Fuel Gas co.	834	42,359
New Jersey Resources Corp.	126	5,317
Northwest Natural Holding Co.	209	7,654
Otter Tail Corp.	46	3,510
PNM Resources, Inc.	437	18,166
Portland General Electric Co.	166	6,816
SJW Group	108	7,089
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	25,989	31,187
Tokyo Gas Co., Ltd. (Japan)	1,900	43,918
UGI Corp.	2,114	46,487
Unitil Corp.	77	3,733
Vistra Corp.	19,597	693,889

		1,639,716

Total common stocks (cost $55,141,031)		$59,608,579

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (22.6%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (2.8%)
Government National Mortgage Association Pass-Through Certificates
6.00%, 11/20/53	$1,177,000	$1,201,072
5.50%, 5/20/49	15,993	16,090
5.00%, 5/20/49	49,301	48,420
4.00%, with due dates from 9/20/52 to 1/20/53	1,169,895	1,077,817
3.50%, with due dates from 3/20/47 to 11/20/49	1,172,586	1,059,916
2.50%, TBA, 12/1/53	1,000,000	835,602
2.50%, with due dates from 2/20/52 to 3/20/52	1,217,119	1,010,196
2.00%, TBA, 12/1/53	1,000,000	807,559

		6,056,672
U.S. Government Agency Mortgage Obligations (19.8%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
5.50%, 12/1/52	332,382	330,516
4.50%, 9/1/52	555,027	520,822
4.00%, 9/1/49	1,096,465	1,017,321
3.50%, 8/1/43	213,194	193,534
3.00%, with due dates from 3/1/43 to 8/1/52	1,402,582	1,207,358
2.50%, with due dates from 1/1/52 to 4/1/52	4,353,660	3,571,981
2.50%, 10/1/36	1,136,775	1,024,438
2.00%, 3/1/51	1,297,289	1,015,169
Federal National Mortgage Association Pass-Through Certificates
6.50%, 4/1/53	489,533	498,321
5.50%, with due dates from 1/1/38 to 11/1/52	841,009	842,696
5.00%, with due dates from 1/1/49 to 8/1/49	52,853	51,450
4.50%, with due dates from 5/1/49 to 1/1/53	575,274	539,669
3.50%, 6/1/56	1,256,005	1,101,016
3.50%, with due dates from 6/1/42 to 6/1/52	2,761,240	2,440,793
3.00%, with due dates from 2/1/43 to 3/1/52	2,870,065	2,460,177
2.50%, with due dates from 11/1/51 to 3/1/52	1,871,917	1,531,487
2.00%, with due dates from 10/1/50 to 3/1/52	6,515,082	5,115,350
2.00%, 3/1/36	1,176,582	1,035,038
1.50%, 1/1/51	1,417,457	1,054,773
1.50%, 7/1/36	1,196,271	1,025,953
Uniform Mortgage-Backed Securities
6.50%, TBA, 1/1/54	1,000,000	1,015,820
6.50%, TBA, 12/1/53	1,000,000	1,016,250
6.00%, TBA, 1/1/54	5,000,000	5,016,209
6.00%, TBA, 12/1/53	6,000,000	6,020,154
5.00%, TBA, 1/1/54	2,000,000	1,927,420
5.00%, TBA, 12/1/53	2,000,000	1,926,639

		43,500,354

Total U.S. government and agency mortgage obligations (cost $50,988,384)		$49,557,026

U.S. TREASURY OBLIGATIONS (7.7%)(a)
	Principal amount	Value
U.S. Treasury Bonds
3.625%, 2/15/53	$470,000	$401,024
3.00%, 2/15/49	5,000,000	3,766,211
2.75%, 8/15/42(SEG)	6,000,000	4,533,750
U.S. Treasury Notes
2.75%, 8/15/32	2,700,000	2,384,332
2.75%, 2/15/28	1,000,000	938,203
1.625%, 9/30/26	2,500,000	2,313,477
1.625%, 2/15/26	1,000,000	937,484
1.125%, 2/15/31	1,900,000	1,531,578

Total U.S. treasury obligations (cost $17,652,034)		$16,806,059

MORTGAGE-BACKED SECURITIES (9.6%)(a)
	Principal amount	Value
Commercial mortgage-backed securities (5.1%)
AREIT CRE Trust 144A FRB Ser. 22-CRE6, Class A, 6.575%, 1/20/37 (Cayman Islands)	$138,582	$136,773
Banc of America Commercial Mortgage Trust
Ser. 15-UBS7, Class AS, 3.989%, 9/15/48(WAC)	205,000	193,354
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	85,526	212
BANK FRB Ser. 20-BN26, Class XA, IO, 1.326%, 3/15/63(WAC)	2,401,894	126,600
Barclays Commercial Mortgage Trust Ser. 19-C5, Class C, 3.71%, 11/15/52	402,000	298,695
Benchmark Mortgage Trust
Ser. 19-B12, Class A5, 3.116%, 8/15/52	131,000	114,099
FRB Ser. 20-B21, Class XA, IO, 1.559%, 12/17/53(WAC)	5,678,162	391,560
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class B, 4.461%, 9/15/48(WAC)	475,000	437,906
Ser. 14-GC21, Class B, 4.328%, 5/10/47(WAC)	137,000	126,581
FRB Ser. 16-P6, Class B, 4.299%, 12/10/49(WAC)	368,000	327,396
COMM Mortgage Trust
FRB Ser. 17-COR2, Class C, 4.741%, 9/10/50(WAC)	660,000	500,353
FRB Ser. 15-CR26, Class B, 4.614%, 10/10/48(WAC)	332,000	293,818
Ser. 15-DC1, Class B, 4.035%, 2/10/48(WAC)	352,000	301,474
FRB Ser. 15-LC19, Class B, 3.829%, 2/10/48(WAC)	152,000	133,679
COMM Mortgage Trust 144A Ser. 13-CR6, Class B, 3.397%, 3/10/46	210,954	176,311
CSAIL Commercial Mortgage Trust
Ser. 17-CX10, Class A3, 3.398%, 11/15/50	126,012	118,842
FRB Ser. 19-C15, Class XA, IO, 1.193%, 3/15/52(WAC)	5,756,200	225,789
CSMC Trust FRB Ser. 16-NXSR, Class AS, 4.049%, 12/15/49(WAC)	176,000	154,674
GS Mortgage Securities Trust
FRB Ser. 16-GS2, Class C, 4.854%, 5/10/49(WAC)	489,000	440,329
Ser. 14-GC22, Class B, 4.391%, 6/10/47(WAC)	239,000	186,790
JPMDB Commercial Mortgage Securities Trust FRB Ser. 18-C8, Class C, 4.917%, 6/15/51(WAC)	187,000	141,789
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 14-C20, Class B, 4.399%, 7/15/47(WAC)	252,000	235,691
FRB Ser. 13-C10, Class C, 4.25%, 12/15/47(WAC)	114,253	102,051
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.683%, 7/12/50(WAC)	3,101,030	122,349
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	304,000	298,333
Ser. 14-C17, Class AS, 4.011%, 8/15/47	388,000	372,286
Ser. 14-C19, Class B, 4.00%, 12/15/47(WAC)	402,000	374,179
Ser. 16-C32, Class AS, 3.994%, 12/15/49(WAC)	410,000	368,904
Ser. 15-C22, Class B, 3.883%, 4/15/48(WAC)	138,000	123,385
Ser. 13-C9, Class B, 3.708%, 5/15/46(WAC)	134,736	109,285
FRB Ser. 16-C32, Class XA, IO, 0.791%, 12/15/49(WAC)	9,285,629	153,658
Morgan Stanley Capital I Trust
FRB Ser. 18-L1, Class C, 4.942%, 10/15/51(WAC)	422,000	327,488
Ser. 18-L1, Class AS, 4.637%, 10/15/51(WAC)	310,000	280,652
Ser. 18-L1, Class A4, 4.407%, 10/15/51(WAC)	221,000	207,796
PFP, Ltd. 144A
FRB Ser. 21-7, Class B, 6.844%, 4/14/38 (Cayman Islands)	646,968	628,309
FRB Ser. 21-7, Class AS, 6.594%, 4/14/38 (Cayman Islands)	413,709	409,082
Ready Capital Mortgage Financing, LLC 144A FRB Ser. 22-FL10, Class AS, 8.413%, 10/25/39	371,000	370,827
UBS Commercial Mortgage Trust Ser. 17-C1, Class A4, 3.46%, 6/15/50	210,000	193,083
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.451%, 11/15/48(WAC)	24,133	366
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 05-C21, Class E, 5.137%, 10/15/44(WAC)	362,519	289,217
Wells Fargo Commercial Mortgage Trust
Ser. 18-C47, Class AS, 4.673%, 9/15/61(WAC)	327,000	301,425
Ser. 19-C49, Class B, 4.546%, 3/15/52	581,000	489,493
Ser. 17-C39, Class B, 4.025%, 9/15/50	491,000	429,233
WF-RBS Commercial Mortgage Trust Ser. 13-C11, Class B, 3.714%, 3/15/45(WAC)	242,026	210,412

		11,224,528
Residential mortgage-backed securities (non-agency) (4.5%)
A&D Mortgage Trust 144A Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	579,000	580,616
BRAVO Residential Funding Trust 144A FRB Ser. 21-HE2, Class A1, (US 30 Day Average SOFR + 0.75%), 6.078%, 11/25/69	455,765	442,092
COLT Mortgage Loan Trust 144A Ser. 23-3, Class A1, 7.18%, 9/25/68	867,465	873,564
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk FRN Ser. 15-HQA1, Class M3, (US 30 Day Average SOFR + 4.81%), 10.143%, 3/25/28	207,016	214,113
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.278%, 6/25/42	412,594	422,582
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.628%, 8/25/42	442,736	448,960
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.528%, 5/25/42	533,161	542,824
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.478%, 9/25/42	158,834	160,374
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.328%, 4/25/42	309,018	312,273
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.978%, 1/25/34	29,376	29,440
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.328%, 1/25/42	60,181	59,869
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 6.178%, 9/25/41	76,132	75,293
Federal National Mortgage Association Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (US 30 Day Average SOFR + 4.90%), 10.343%, 11/25/24	2,964	3,080
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.328%, 1/25/42	543,000	549,109
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.279%, 6/25/42	321,304	329,839
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 8.078%, 5/25/42	397,953	407,629
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 7.878%, 7/25/42	175,819	180,215
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 7.593%, 11/25/39	97,563	98,308
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.428%, 3/25/42	646,179	653,650
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.328%, 3/25/42	364,494	367,221
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M1, (US 30 Day Average SOFR + 1.90%), 7.228%, 4/25/42	210,503	211,029
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 7.028%, 7/25/43	61,206	61,388
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.528%, 1/25/42	77,761	77,628
FirstKey Homes Trust 144A Ser. 20-SFR2, Class A, 1.266%, 10/19/37	1,039,858	951,282
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	22,444	20,864
Mill City Mortgage Loan Trust 144A Ser. 23-NQM1, Class A1, 6.05%, 10/25/67	308,439	305,595
MortgageIT Trust FRB Ser. 04-1, Class M2, (CME Term SOFR 1 Month + 1.12%), 6.462%, 11/25/34	93,655	86,803
Residential Accredit Loans, Inc. FRB Ser. 06-QO5, Class 1A1, (CME Term SOFR 1 Month + 0.54%), 5.887%, 5/25/46	133,598	115,562
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR1, Class 2A1, (CME Term SOFR 1 Month + 0.29%), 5.637%, 1/25/37	514,364	428,741
Tricon American Homes Trust 144A Ser. 18-SFR1, Class A, 3.53%, 5/17/37	840,218	810,557

		9,820,500

Total mortgage-backed securities (cost $21,195,111)		$21,045,028

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (4.0%)(a)
	Principal amount	Value
Angola (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.75%, 4/14/32 (Angola)	$200,000	$166,750
Argentine (Republic of) sr. unsec. unsub. bonds 3.625%, 7/9/35 (Argentina)	200,000	64,528
Argentine (Republic of) sr. unsec. unsub. notes 0.75%, 7/9/30 (Argentina)	240,000	89,003
Bahrain (Kingdom of) sr. unsec. notes Ser. REGS, 7.375%, 5/14/30 (Bahrain)	200,000	204,750
Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.75%, 1/14/50 (Brazil)	330,000	238,319
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)	340,000	286,940
Colombia (Republic of) sr. unsec. unsub. bonds 8.00%, 4/20/33 (Colombia)	250,000	259,679
Colombia (Republic of) sr. unsec. unsub. notes 8.00%, 11/14/35 (Colombia)	200,000	206,530
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)	250,000	219,375
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)	150,000	129,375
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 7.45%, 4/30/44 (Dominican Republic)	100,000	99,013
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	153,000	150,489
Ecuador (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.50%, 7/31/35 (Ecuador)	230,000	81,363
Egypt (Arab Republic of) sr. unsec. bonds Ser. REGS, 7.30%, 9/30/33 (Egypt)	400,000	243,500
El Salvador (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 2/28/29 (El Salvador)	90,000	76,500
Gabon (Republic of) sr. unsec. notes Ser. REGS, 6.625%, 2/6/31 (Gabon)	200,000	156,250
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.125%, 1/18/26 (Ghana) (In default)(NON)	250,000	111,875
Ghana (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.375%, 2/11/27 (Ghana) (In default)(NON)	200,000	87,250
Guatemala (Republic of) sr. unsec. unsub. bonds Ser. REGS, 3.70%, 10/7/33 (Guatemala)	240,000	186,600
Hungary (Government of) sr. unsec. bonds Ser. REGS, 5.50%, 6/16/34 (Hungary)	210,000	200,046
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)	390,000	374,519
Indonesia (Republic of) sr. unsec. unsub. notes 4.55%, 1/11/28 (Indonesia)	200,000	195,920
Jamaica (Government of) sr. unsec. unsub. bonds 8.00%, 3/15/39 (Jamaica)	100,000	121,003
Kenya (Republic of) sr. unsec. unsub. notes Ser. REGS, 7.00%, 5/22/27 (Kenya)	230,000	207,288
Morocco (Kingdom of) sr. unsec. bonds Ser. REGS, 3.00%, 12/15/32 (Morocco)	200,000	157,000
Mozambique (Republic of) unsec. notes Ser. REGS, 9.00%, 9/15/31 (Mozambique)	200,000	159,750
Nigeria (Government of) sr. unsec. unsub. notes Ser. REGS, 6.50%, 11/28/27 (Nigeria)	200,000	176,750
Oman (Sultanate of) sr. unsec. notes Ser. REGS, 7.375%, 10/28/32 (Oman)	300,000	330,750
Panama (Republic of) sr. unsec. unsub. bonds 6.70%, 1/26/36 (Panama)	275,000	261,938
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)	200,000	189,250
People's Republic of China sr. unsec. notes Ser. REGS, 1.75%, 10/26/31 (China)	350,000	290,274
Philippines (Republic of) sr. unsec. unsub. notes 3.75%, 1/14/29 (Philippines)	200,000	188,911
Qatar (State of) sr. unsec. notes Ser. REGS, 3.75%, 4/16/30 (Qatar)	300,000	284,232
Qatar (State of) sr. unsec. unsub. bonds Ser. REGS, 6.40%, 1/20/40 (Qatar)	170,000	186,187
Romania (Government of) sr. unsec. unsub. notes 6.125%, 1/22/44 (Romania)	100,000	92,000
Romania (Government of) 144A sr. unsec. unsub. notes 6.625%, 2/17/28 (Romania)	400,000	406,572
Saudi Arabia (Kingdom of) sr. unsec. bonds Ser. REGS, 4.50%, 10/26/46 (Saudi Arabia)	230,000	186,565
Serbia (Republic of) sr. unsec. notes 6.25%, 5/26/28 (Serbia)	200,000	200,250
Serbia (Republic of) 144A sr. unsec. notes 6.50%, 9/26/33 (Serbia)	200,000	196,500
South Africa (Republic of) sr. unsec. unsub. notes 5.875%, 4/20/32 (South Africa)	280,000	250,938
Turkey (Republic of) sr. unsec. unsub. notes 8.60%, 9/24/27 (Turkey)	200,000	207,250
Ukraine (Government of) sr. unsec. notes Ser. REGS, 7.375%, 9/25/34 (Ukraine) (In default)(NON)	370,000	90,650
United Arab Emirates sr. unsec. unsub. bonds Ser. REGS, 2.875%, 10/19/41 (United Arab Emirates)	230,000	162,361
United Mexican States sr. unsec. unsub. bonds 4.28%, 8/14/41 (Mexico)	380,000	296,760
United Mexican States sr. unsec. unsub. notes 4.50%, 4/22/29 (Mexico)	200,000	192,039
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	160,000	150,852

Total foreign government and agency bonds and notes (cost $9,104,851)		$8,814,644

COLLATERALIZED LOAN OBLIGATIONS (2.2%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.36%), 6.755%, 4/15/34 (Cayman Islands)	$250,000	$248,273
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (CME Term SOFR 3 Month + 1.43%), 6.825%, 10/15/34 (Cayman Islands)	250,000	249,150
CBAM CLO Management, Ltd. 144A FRB Ser. 21-2A, Class AR, (CME Term SOFR 3 Month + 1.45%), 6.854%, 7/17/34 (Cayman Islands)	200,000	198,839
Elevation CLO, Ltd. 144A FRB Ser. 21-13A, Class A1, (CME Term SOFR 3 Month + 1.45%), 6.845%, 7/15/34 (Cayman Islands)	250,000	247,329
Ellington CLO III, Ltd. 144A FRB Ser. 18-3A, Class A1, (CME Term SOFR 3 Month + 1.91%), 7.327%, 7/20/30	170,723	170,465
Elmwood CLO 19, Ltd. 144A FRB Ser. 23-6A, Class AR, (CME Term SOFR 3 Month + 1.70%), 7.097%, 10/17/36 (Cayman Islands)	250,000	250,152
Golub Capital Partners CLO, Ltd. 144A FRB Ser. 23-70A, Class A, (CME Term SOFR 3 Month + 1.75%), 7.103%, 10/25/36 (Jersey)	250,000	246,787
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (CME Term SOFR 3 Month + 1.46%), 6.855%, 7/15/34 (Cayman Islands)	300,000	299,679
ICG US CLO, Ltd. 144A FRB Ser. 21-1A, Class ARR, (CME Term SOFR 3 Month + 1.43%), 6.822%, 7/28/34	250,000	246,492
Invesco CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (CME Term SOFR 3 Month + 1.38%), 6.775%, 7/15/34 (Cayman Islands)	250,000	248,283
Juniper Valley Park CLO, LLC 144A FRB Ser. 23-1A, Class A1, (CME Term SOFR 3 Month + 1.85%), 7.266%, 7/20/35	250,000	250,295
Magnetite XXXVII, Ltd. 144A FRB Ser. 23-37A, Class A, (CME Term SOFR 3 Month + 1.65%), 7.076%, 10/20/36 (Cayman Islands)	250,000	249,600
Rad CLO 22, Ltd. 144A FRB Ser. 23-22A, Class A1, (CME Term SOFR 3 Month + 1.83%), 7.213%, 1/20/37 (Cayman Islands)	250,000	249,785
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (CME Term SOFR 3 Month + 1.47%), 6.887%, 7/20/32 (Cayman Islands)	250,000	247,744
TCW CLO, Ltd. 144A FRB Ser. 21-2A, Class AS, (CME Term SOFR 3 Month + 1.44%), 6.82%, 7/25/34 (Cayman Islands)	200,000	199,150
Texas Debt Capital CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.216%, 4/20/36 (Cayman Islands)	250,000	250,380
Trestles CLO V, Ltd. 144A FRB Ser. 21-5A, Class A1, (CME Term SOFR 3 Month + 1.43%), 6.847%, 10/20/34 (Cayman Islands)	300,000	298,316
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (CME Term SOFR 3 Month + 1.41%), 6.805%, 7/15/32 (Cayman Islands)	200,000	197,195
Venture CLO XV, Ltd. 144A FRB Ser. 21-15A, Class AR3, (CME Term SOFR 3 Month + 1.44%), 6.835%, 7/15/32 (Cayman Islands)	300,000	297,286
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (CME Term SOFR 3 Month + 1.52%), 6.915%, 1/15/32 (Cayman Islands)	250,000	247,972

Total collateralized loan obligations (cost $4,885,112)		$4,893,172

ASSET-BACKED SECURITIES (0.6%)(a)
	Principal amount	Value
Foursight Capital Automobile Receivables Trust 144A Ser. 22-2, Class A2, 4.49%, 3/16/26	$65,752	$65,560
Harley-Davidson Motorcycle Trust Ser. 22-A, Class A3, 3.06%, 2/15/27	139,496	136,955
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class E, (CME Term SOFR 1 Month + 3.36%), 8.707%, 10/22/24	520,000	514,800
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.291%, 6/29/24	525,000	524,850

Total asset-backed securities (cost $1,211,007)		$1,242,165

SENIOR LOANS (0.5%)(a)(c)
	Principal amount	Value
AppleCaramel Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 9.098%, 10/19/27	$89,318	$89,227
Ascend Learning, LLC bank term loan FRN (CME Term SOFR 1 Month + 5.75%), 10.98%, 11/18/29	80,000	68,129
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.50%), 8.81%, 8/21/26	129,328	126,742
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (CME Term SOFR 1 Month + 3.75%), 8.952%, 11/23/27	114,145	107,235
CQP Holdco LP bank term loan FRN (CME Term SOFR 1 Month + 3.50%), 9.048%, 5/27/28	104,201	104,370
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.54%, 2/19/29	28,571	28,632
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.645%, 7/22/27	21,108	20,741
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.463%, 12/1/27	69,464	69,496
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.448%, 12/15/27	99,495	99,294
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.476%, 2/4/26	49,745	45,797
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.698%, 10/15/28	14,963	14,791
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	24,720	24,346
Mattress Firm, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.25%), 9.95%, 9/21/28	74,409	73,712
Michaels Cos., Inc. (The) bank term loan FRN (CME Term SOFR 3 Month + 4.25%), 9.902%, 4/15/28	19,898	15,098
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.467%, 4/3/28	34,913	34,618
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.423%, 4/3/28	34,913	34,636
Polaris Newco, LLC bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 4.00%), 9.298%, 6/3/28	44,431	43,187
United Airlines, Inc. bank term loan FRN Ser. B, (CME Term SOFR 3 Month + 3.75%), 9.207%, 4/21/28	71,086	71,005
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.593%, 3/19/28	64,915	65,064

Total senior loans (cost $1,128,593)		$1,136,120

PURCHASED OPTIONS OUTSTANDING (0.2%)(a)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/4500.00	$6,764,912	$1,481	$293,099
S&P 500 Index (Put)	Jun-24/4500.00	6,764,912	1,481	188,895

Total purchased options outstanding (cost $602,915)				$481,994

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value
Fiverr International, Ltd. cv. sr. unsec. notes zero %, 11/1/25 (Israel)	$65,000	$56,836
Middleby Corp. (The) cv. sr. unsec. notes 1.00%, 9/1/25	40,000	44,140
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	68,000	49,388
Shake Shack, Inc. cv. sr. unsec. notes zero %, 3/1/28	70,000	52,850
Spotify USA, Inc. company guaranty cv. sr. unsec. notes zero %, 3/15/26	65,000	56,752
Teladoc Health, Inc. cv. sr. unsec. sub. notes 1.25%, 6/1/27	70,000	56,266
Unity Software, Inc. cv. sr. unsec. notes zero %, 11/15/26	70,000	56,455

Total convertible bonds and notes (cost $386,158)		$372,687

INVESTMENT COMPANIES (0.1%)(a)
	Shares	Value
SPDR S&P 500 ETF Trust	340	$155,176
SPDR S&P MidCap 400 ETF Trust	47	22,035

Total investment companies (cost $163,078)		$177,211

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value
Apollo Global Management, Inc. $3.38 cv. pfd.	1,225	$67,975

Total convertible preferred stocks (cost $61,250)		$67,975

SHORT-TERM INVESTMENTS (3.9%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 5.57%(AFF)	8,164,845	$8,164,845
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.31%(P)	450,000	450,000

Total short-term investments (cost $8,614,845)		$8,614,845
TOTAL INVESTMENTS

Total investments (cost $234,681,237)		$236,411,484

	FORWARD CURRENCY CONTRACTS at 11/30/23 (aggregate face value $650,744) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Morgan Stanley & Co. International PLC
		Euro	Sell	12/20/23	$199,267	$197,164	$(2,103)
	State Street Bank and Trust Co.
		Euro	Sell	12/20/23	205,272	202,894	(2,378)
	UBS AG
		Euro	Sell	12/20/23	254,188	250,686	(3,502)

	Unrealized appreciation						—

	Unrealized (depreciation)						(7,983)

	Total						$(7,983)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 11/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
S&P 500 Index E-Mini (Short)	7	$1,598,730	$1,601,863	Dec-23	$(22,956)
U.S. Treasury Bond Ultra 30 yr (Long)	19	2,337,000	2,337,000	Mar-24	26,418
U.S. Treasury Note 2 yr (Long)	58	11,858,734	11,858,734	Mar-24	38,940
U.S. Treasury Note 5 yr (Long)	8	854,813	854,813	Mar-24	4,607
U.S. Treasury Note 10 yr (Long)	8	878,375	878,375	Mar-24	4,920

Unrealized appreciation					74,885

Unrealized (depreciation)					(22,956)

Total					$51,929

WRITTEN OPTIONS OUTSTANDING at 11/30/23 (premiums $108,484) (Unaudited)
Counterparty	Expiration date/strike	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Put)	Dec-24/3500.00	$6,764,912	$1,481	$74,249

Total				$74,249

TBA SALE COMMITMENTS OUTSTANDING at 11/30/23 (proceeds receivable $8,902,891) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.50%, 12/1/53	$1,000,000	12/13/23	$1,016,250
Uniform Mortgage-Backed Securities, 6.00%, 12/1/53	6,000,000	12/13/23	6,020,154
Uniform Mortgage-Backed Securities, 5.00%, 12/1/53	2,000,000	12/13/23	1,926,639

Total			$8,963,043

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 11/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$1,913,000	$11,286	(E)	$1,442	12/20/25	US SOFR — Annually	4.80% — Annually	$12,728
		1,142,000	21,024	(E)	4,429	12/20/28	4.40% — Annually	US SOFR — Annually	(16,595)
		1,361,000	4,056	(E)	(21,960)	12/20/33	4.00% — Annually	US SOFR — Annually	(26,016)
		741,000	28,090	(E)	44,668	12/20/53	US SOFR — Annually	3.60% — Annually	16,578

	Total				$28,579				$(13,305)
(E)	Extended effective date.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 11/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 41 Index	B+/P	$(18,608)	$7,920,000	$308,880	12/20/28	500 bp — Quarterly	$353,813

	Total		$(18,608)					$353,813
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at November 30, 2023. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IO	Interest Only
JSC	Joint Stock Company
MTN	Medium Term Notes
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through November 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $219,103,850.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 11/30/23
Short-term investments
	Putnam Short Term Investment Fund**	$6,128,842	$17,939,219	$15,903,216	$84,380	$8,164,845
	Putnam Government Money Market Fund***	—	1,923,747	1,923,747	474	—

	Total Short-term investments	$6,128,842	$19,862,966	$17,826,963	$84,854	$8,164,845
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
*** Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $373,464.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $36,216 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At the close of the reporting period, the fund has deposited cash valued at $685,257 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,983 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$2,147,146	$491,092	$—
Capital goods	1,641,122	214,319	—
Communication services	1,698,853	107,118	—
Conglomerates	1,198,999	—	—
Consumer cyclicals	6,588,871	1,180,522	—
Consumer staples	3,901,751	797,445	—
Energy	2,681,162	380,490	—
Financials	7,530,394	1,697,863	—
Health care	5,908,847	1,182,453	—
Technology	17,700,542	136,412	—
Transportation	513,590	269,872	—
Utilities and power	1,186,198	453,508	10

Total common stocks	52,697,475	6,911,094	10
Asset-backed securities	—	1,242,165	—
Collateralized loan obligations	—	4,893,172	—
Convertible bonds and notes	—	372,687	—
Convertible preferred stocks	—	67,975	—
Corporate bonds and notes	—	63,593,979	—
Foreign government and agency bonds and notes	—	8,814,644	—
Investment companies	177,211	—	—
Mortgage-backed securities	—	21,045,028	—
Purchased options outstanding	—	481,994	—
Senior loans	—	1,136,120	—
U.S. government and agency mortgage obligations	—	49,557,026	—
U.S. treasury obligations	—	16,806,059	—
Short-term investments	450,000	8,164,845	—

Totals by level	$53,324,686	$183,086,788	$10
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(7,983)	$—
Futures contracts	51,929	—	—
Written options outstanding	—	(74,249)	—
TBA sale commitments	—	(8,963,043)	—
Interest rate swap contracts	—	(41,884)	—
Credit default contracts	—	372,421	—

Totals by level	$51,929	$(8,714,738)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$3,000
Written equity option contracts (contract amount)	$1,000
Futures contracts (number of contracts)	100
Forward currency contracts (contract amount)	$660,000
Centrally cleared interest rate swap contracts (notional)	$5,200,000
Centrally cleared credit default contracts (notional)	$7,900,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com